Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) - Stock Options [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 4,154	$ 4,054	$ 12,658
Fair value of options vested			$ 500